Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Other Receivables - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Allowance for Other Receivables [Abstract]
Balance at the beginning of the year/period
Provision for the year/period	19,009	142,060
Receivables written off for the year/period	(9)	(142,060)
Balance at the end of the year/period	¥ 19,000